Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax at the U.S. federal statutory tax rate									$ 24.0	$ (81.4)	$ (7.8)
Add (deduct):
International operations and change in foreign tax rates									11.5	55.6	8.4
State taxes									4.4	5.4	2.8
Income tax credits									(17.3)	(1.8)	(1.7)
Foreign inclusion items									9.0	4.2	2.4
IPO and separation costs									2.3	0.0	0.0
Other permanent adjustments									0.9	1.6	0.2
Change in uncertain tax positions									(1.7)	6.2	5.2
Change in valuation allowance									(1.7)	122.2	18.1
2017 Tax Act									0.0	(33.1)	0.0
Other									(3.8)	(0.8)	(2.1)
Income taxes	$ (18.6)	$ 18.6	$ 22.8	$ 4.8	$ 6.1	$ 11.6	$ 15.0	$ 45.4	$ 27.6	$ 78.1	$ 25.5